Company Information - Reinvestment of short-term USD deposits (Details) $ in Millions	1 Months Ended	2 Months Ended
	Nov. 30, 2020 item	Oct. 31, 2020 USD ($)
Company Information
Reinvestment of short-term USD deposits | $		$ 9
Number of short-term deposits | item	2